General and Administrative Expenses - Summary of General and Administrative Expenses (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Profit sharing	R$ 148,066	R$ 108,102	R$ 94,640